Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000806564_SupplementTextBlock	SUPPLEMENT DATED JANUARY 17, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MORTGAGE SECURITIES TRUST Dated February 29, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 0.85% to 0.50%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-25
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective February 25, 2013, the following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511

[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding brokerage fees and 12b-1 fees, will not exceed 0.75% for each Class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.